Goodwill And Identifiable Intangible Assets (Identifiable Intangible Assets Reported in the Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	$ 2,018	$ 2,179
Accumulated Amortization	717	203
Total identifiable intangible assets subject to amortization, net	1,301	1,976
Total identifiable intangible assets	2,530	3,205
Retail trade names (not subject to amortization) [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount, Unamortized Intangibles	1,225	1,225
Mineral interests (not currently subject to amortization) [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount, Unamortized Intangibles	4	4
Retail customer relationship [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	1,648	1,648
Accumulated Amortization	572	152
Total identifiable intangible assets subject to amortization, net	1,076	1,496
Software and other technology-related assets [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	183	147
Accumulated Amortization	47	9
Total identifiable intangible assets subject to amortization, net	136	138
Electricity supply contract [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	0	190
Accumulated Amortization	0	2
Total identifiable intangible assets subject to amortization, net	0	188
Retail and wholesale contracts [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	154	164
Accumulated Amortization	87	38
Total identifiable intangible assets subject to amortization, net	67	126
Other Identifiable Intangible Assets [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	33	30
Accumulated Amortization	11	2
Total identifiable intangible assets subject to amortization, net	$ 22	$ 28